Document and Entity Information	Feb. 28, 2025
Details
Registrant CIK	0000102816
Document Type	485BPOS
Document Period End Date	Feb. 28, 2025
Entity Investment Company Type	N-1A
Entity Registrant Name	EATON VANCE GROWTH TRUST
Prospectus Date	Jul. 01, 2025
Amendment Flag	false